Subsequent Events (unaudited)	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events (unaudited)
Subsequent Events (unaudited)
In February 2019, the Company funded a deposit account of $11.0 million on behalf of and for the benefit of its landlord to fulfill certain obligations to purchase tenant improvements for the Company’s future headquarters under construction. The deposit account will be classified as restricted cash on the Company’s consolidated financial statements.